UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $538,088
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3      COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                             TITLE OF                       VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP        (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS     SOLE   SHARED NONE
AGL RES INC                   COM             001204106     21,064   545,000  SH          SHARED        1,2       545,000
ALLIANT ENERGY CORP           COM             018802108      4,324   130,000  SH          SHARED        1,2       130,000
AMERICAN ELEC PWR INC         COM             025537101      7,691   225,000  SH          SHARED        1,2       225,000
ATMOS ENERGY CORP             COM             049560105     27,856   975,000  SH          SHARED        1,2       975,000
BARRETT BILL CORP             COM             06846N104     17,480   569,200  SH          SHARED        2,3       569,200
BRIGHAM EXPLORATION CO        COM             109178103     14,116   885,000  SH          SHARED        2,3       885,000
BUCKEYE GP HOLDINGS LP        COM UNITS LP    118167105      4,134   120,386  SH          SHARED        3         120,386
CENTERPOINT ENERGY INC        COM             15189T107      1,077    75,000  SH          SHARED        1,2        75,000
CLECO CORP NEW                COM             12561W105      6,239   235,000  SH          SHARED        1,2       235,000
CMS ENERGY CORP               COM             125896100     13,528   875,000  SH          SHARED        1,2       875,000
COPANO ENERGY L L C           COM UNITS       217202100      9,044   373,709  SH          SHARED        3         373,709
DUNCAN ENERGY PARTNERS LP     COM UNITS       265026104      3,297   121,700  SH          SHARED        3         121,700
EASTERN AMERN NAT GAS TR      SPERS RCT UNIT  276217106      1,453    62,200  SH          SHARED        3          62,200
EL PASO CORP                  COM             28336L109      7,344   677,464  SH          SHARED        2,3       677,464
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN  29273R109     13,261   283,000  SH          SHARED        3         283,000
ENTERGY CORP NEW              COM             29364G103     17,287   212,500  SH          SHARED        1,2       212,500
ENTERPRISE PRODS PARTNERS L   COM             293792107      4,312   124,700  SH          SHARED        3         124,700
EXCO RESOURCES INC            COM             269279402     11,625   632,500  SH          SHARED        2,3       632,500
FPL GROUP INC                 COM             302571104      2,175    45,000  SH          SHARED        1,2        45,000
GMX RES INC                   COM             38011M108     10,526 1,280,500  SH          SHARED        2,3     1,280,500
GOODRICH PETE CORP            COM NEW         382410405      4,692   300,000  SH          SHARED        2,3       300,000
HUGOTON RTY TR TEX            UNIT BEN INT    444717102      8,538   516,211  SH          SHARED        3         516,211
INERGY L P                    UNIT LTD PTNR   456615103      5,039   133,300  SH          SHARED        3         133,300
LINN ENERGY LLC               UNIT LTD LIAB   536020100        643    25,000  SH          SHARED        2          25,000
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP  559080106     17,672   371,800  SH          SHARED        3         371,800
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100        355     8,000  SH          SHARED        2           8,000
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN  570759100     19,818   646,575  SH          SHARED        3         646,575
MIRANT CORP NEW               COM             60467R100      2,172   200,000  SH          SHARED        1,2       200,000
MV OIL TR                     TR UNITS        553859109     14,293   565,823  SH          SHARED        3         565,823
NRG ENERGY INC                COM NEW         629377508      2,822   135,000  SH          SHARED        1,2       135,000
NSTAR                         COM             67019E107      4,959   140,000  SH          SHARED        1,2       140,000
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102      2,868    96,800  SH          SHARED        3          96,800
NV ENERGY INC                 COM             67073Y106     29,908 2,425,599  SH          SHARED        1,2     2,425,599
PG&E CORP                     COM             69331C108     15,377   362,500  SH          SHARED        1,2       362,500
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN  726503105      3,881    68,200  SH          SHARED        3          68,200
PORTLAND GEN ELEC CO          COM NEW         736508847     21,724 1,125,000  SH          SHARED        1,2     1,125,000
PPL CORP                      COM             69351T106      1,386    50,000  SH          SHARED        1,2        50,000
PUBLIC SVC ENTERPRISE GROUP   COM             744573106     19,188   650,000  SH          SHARED        1,2       650,000
REX ENERGY CORPORATION        COM             761565100     12,387 1,087,500  SH          SHARED        2,3     1,087,500
ROSETTA RESOURCES INC         COM             777779307      1,936    82,200  SH          SHARED        2,3        82,200
SCANA CORP NEW                COM             80589M102      9,961   265,000  SH          SHARED        1,2       265,000
SEMPRA ENERGY                 COM             816851109     32,435   650,000  SH          SHARED        1,2       650,000
SOUTHERN CO                   COM             842587107     19,067   575,000  SH          SHARED        1,2       575,000
SOUTHERN UN CO NEW            COM             844030106     35,153 1,385,600  SH          SHARED        1,2,3   1,385,600
SOUTHWESTERN ENERGY CO        COM             845467109     15,270   375,000  SH          SHARED        2,3       375,000
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN  864482104      9,678   203,800  SH          SHARED        3         203,800
SULPHCO INC                   COM             865378103         36   125,000  SH          SHARED        2         125,000
SUNOCO LOGISTICS PRTNRS L P   COM UNITS       86764L108     12,474   182,100  SH          SHARED        3         182,100
SWIFT ENERGY CO               COM             870738101      3,689   120,000  SH          SHARED        2,3       120,000
ULTRA PETROLEUM CORP          COM             903914109      5,362   115,000  SH          SHARED        2,3       115,000
UNISOURCE ENERGY CORP         COM             909205106      7,043   224,000  SH          SHARED        1,2       224,000
U S GEOTHERMAL INC            COM             90338S 10 2      433   476,190  SH          SHARED        2         476,190
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